UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2012


LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2012

                                                                      (Form N-Q)

48457-1212                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
October 31, 2012 (unaudited)

<CPATION>
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            COMMON STOCKS (98.5%)

            CONSUMER DISCRETIONARY (6.4%)
            -----------------------------
            HOTELS, RESORTS & CRUISE LINES (0.3%)
    46,500  Ctrip.com International Ltd. ADR*                                         $       931
                                                                                      -----------
            INTERNET RETAIL (5.4%)
    43,230  Amazon.com, Inc.*                                                              10,065
    15,690  Priceline.com, Inc.*                                                            9,002
                                                                                      -----------
                                                                                           19,067
                                                                                      -----------
            MOVIES & ENTERTAINMENT (0.7%)
    61,860  Time Warner, Inc.                                                               2,688
                                                                                      -----------
            Total Consumer Discretionary                                                   22,686
                                                                                      -----------
            CONSUMER STAPLES (0.9%)
            -----------------------
            DRUG RETAIL (0.9%)
    37,280  CVS Caremark Corp.                                                              1,730
    38,900  Walgreen Co.                                                                    1,370
                                                                                      -----------
                                                                                            3,100
                                                                                      -----------
            Total Consumer Staples                                                          3,100
                                                                                      -----------
            HEALTH CARE (25.3%)
            -------------------
            BIOTECHNOLOGY (5.5%)
    29,600  3SBio, Inc. ADR*                                                                  397
    14,800  Acorda Therapeutics, Inc.*                                                        355
    10,842  Actelion Ltd.(a)                                                                  524
    22,681  Algeta ASA*(a)                                                                    611
    78,380  Alkermes plc*                                                                   1,452
    33,600  Anacor Pharmaceuticals, Inc.*                                                     193
    65,500  Arena Pharmaceuticals, Inc.*                                                      518
    38,400  AVEO Pharmaceuticals, Inc.*                                                       293
    11,990  Biogen Idec, Inc.*                                                              1,657
    17,200  Cubist Pharmaceuticals, Inc.*                                                     738
   215,400  Exelixis, Inc.*                                                                 1,023
    59,640  Gilead Sciences, Inc.*                                                          4,005
    38,370  Immunogen, Inc.*                                                                  425
    31,156  Incyte Corp.*                                                                     497
    32,800  Ironwood Pharmaceuticals, Inc.*                                                   382
    30,400  NPS Pharmaceuticals, Inc.*                                                        281
    18,270  Onyx Pharmaceuticals, Inc.*                                                     1,432
     7,400  Puma Biotechnology, Inc.*                                                         152
    15,600  Regeneron Pharmaceuticals, Inc.*                                                2,220
    77,900  Rigel Pharmaceuticals, Inc.*                                                      694
    30,100  Seattle Genetics, Inc.*                                                           757
    19,400  Vertex Pharmaceuticals, Inc.*                                                     936
                                                                                      -----------
                                                                                           19,542
                                                                                      -----------
            HEALTH CARE DISTRIBUTORS (1.8%)
    74,840  Cardinal Health, Inc.                                                           3,078

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1  | USAA Science & Technology Fund

================================================================================

<CPATION>
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
    34,810  McKesson Corp.                                                            $     3,248
    58,500  NMC Health plc(a)*                                                                171
                                                                                      -----------
                                                                                            6,497
                                                                                      -----------
            HEALTH CARE EQUIPMENT (4.8%)
    69,800  ABIOMED, Inc.*                                                                  1,383
   321,400  Boston Scientific Corp.*                                                        1,652
    43,200  Covidien plc                                                                    2,374
    16,294  Globus Medical, Inc. "A"*                                                         280
    16,000  Heartware International, Inc.*                                                  1,344
    29,100  Hologic, Inc.*                                                                    600
    64,200  Medtronic, Inc.                                                                 2,669
    11,250  Orthofix International N.V.*                                                      446
    76,100  St. Jude Medical, Inc.                                                          2,912
    11,700  Stryker Corp.                                                                     615
    36,900  Tornier N.V.*                                                                     631
    39,800  Volcano Corp.*                                                                  1,139
    13,700  Zimmer Holdings, Inc.                                                             880
                                                                                      -----------
                                                                                           16,925
                                                                                      -----------
            HEALTH CARE FACILITIES (0.4%)
    37,500  HCA Holdings, Inc.                                                              1,066
    43,632  Vanguard Health Systems, Inc.*                                                    422
                                                                                      -----------
                                                                                            1,488
                                                                                      -----------
            HEALTH CARE TECHNOLOGY (1.0%)
    43,205  Allscripts - Misys Healthcare Solutions, Inc.*                                    558
     1,495  M3, Inc.(a)                                                                     2,870
                                                                                      -----------
                                                                                            3,428
                                                                                      -----------
            LIFE SCIENCES TOOLS & SERVICES (0.6%)
    23,000  Agilent Technologies, Inc.                                                        828
    20,500  Covance, Inc.*                                                                    998
     1,030  MorphoSys AG*(a)                                                                   35
     7,300  Thermo Fisher Scientific, Inc.                                                    446
                                                                                      -----------
                                                                                            2,307
                                                                                      -----------
            MANAGED HEALTH CARE (2.8%)
    63,470  Aetna, Inc.                                                                     2,773
    49,660  CIGNA Corp.                                                                     2,533
    80,090  UnitedHealth Group, Inc.                                                        4,485
     7,900  WellCare Health Plans, Inc.*                                                      376
                                                                                      -----------
                                                                                           10,167
                                                                                      -----------
            PHARMACEUTICALS (8.4%)
     3,390  Alk Abello A.S.(a)                                                                226
    20,200  Astellas Pharma, Inc.(a)                                                        1,003
    15,700  AstraZeneca plc ADR                                                               729
    15,600  Auxilium Pharmaceuticals, Inc.*                                                   320
    52,700  Bristol-Myers Squibb Co.                                                        1,752
    34,300  Cadence Pharmaceuticals, Inc.*                                                    121
    70,700  Daiichi Sankyo Co. Ltd.(a)                                                      1,080
    19,400  Dr. Reddy's Laboratories ADR                                                      631
    31,200  Eisai Co. Ltd.(a)                                                               1,388
   177,400  Elan Corp. plc ADR*                                                             1,916
    46,500  Eli Lilly and Co.                                                               2,261
    60,500  Forest Laboratories, Inc.*                                                      2,039
    22,100  Johnson & Johnson                                                               1,565
    23,389  Laboratorios Almirall S.A.(a)                                                     209
    54,700  Medicines Co.*                                                                  1,199
    58,400  Merck & Co., Inc.                                                               2,665
    50,900  Mylan, Inc.*                                                                    1,290
     4,000  Ono Pharmaceutical Co., Ltd.(a)                                                   242
    35,840  Optimer Pharmaceuticals, Inc.*                                                    342
    23,600  Pfizer, Inc.                                                                      587

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                                                   Portfolio of Investments |  2

================================================================================

<CPATION>
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
     4,800  Salix Pharmaceuticals Ltd.*                                               $       187
   123,200  Shionogi & Co. Ltd.(a)                                                          2,044
    11,200  Simcere Pharmaceutical Group ADR*                                                  91
    63,243  Teva Pharmaceutical Industries Ltd. ADR                                         2,556
    23,045  UCB S.A.(a)                                                                     1,344
    19,300  Watson Pharmaceuticals, Inc.*                                                   1,659
    35,900  XenoPort, Inc.*                                                                   295
                                                                                      -----------
                                                                                           29,741
                                                                                      -----------
            Total Health Care                                                              90,095
                                                                                      -----------
            INDUSTRIALS (1.0%)
            ------------------
            RESEARCH & CONSULTING SERVICES (1.0%)
    90,095  Huron Consulting Group, Inc.*                                                   2,599
    90,100  Qualicorp S.A.*                                                                   925
                                                                                      -----------
                                                                                            3,524
                                                                                      -----------
            Total Industrials                                                               3,524
                                                                                      -----------
            INFORMATION TECHNOLOGY (64.5%)
            ------------------------------
            APPLICATION SOFTWARE (6.6%)
   273,900  Cadence Design Systems, Inc.*                                                   3,468
    54,853  Citrix Systems, Inc.*                                                           3,390
    59,260  Intuit, Inc.                                                                    3,521
    31,800  MicroStrategy, Inc. "A"*                                                        3,004
    63,410  Qlik Technologies, Inc.*                                                        1,167
    29,463  Salesforce.com, Inc.*                                                           4,301
    47,410  Splunk, Inc.*                                                                   1,330
   103,120  TIBCO Software, Inc.*                                                           2,600
    14,500  Workday, Inc. "A" *                                                               703
                                                                                      -----------
                                                                                           23,484
                                                                                      -----------
            COMMUNICATIONS EQUIPMENT (8.6%)
   584,300  AAC Technologies Holdings, Inc.(a)                                              2,095
   132,760  Aruba Networks, Inc.*                                                           2,412
   139,400  CIENA Corp.*                                                                    1,730
   350,300  Cisco Systems, Inc.                                                             6,004
   188,270  Juniper Networks, Inc.*                                                         3,120
     1,100  Palo Alto Networks, Inc.*                                                          60
   223,708  QUALCOMM, Inc.                                                                 13,104
    13,650  Riverbed Technology, Inc.*                                                        252
 1,215,400  ZTE Corp.(a)                                                                    1,710
                                                                                      -----------
                                                                                           30,487
                                                                                      -----------
            COMPUTER HARDWARE (7.1%)
   728,000  Advantech Co. Ltd.(a)                                                           2,514
    38,250  Apple, Inc.                                                                    22,763
                                                                                      -----------
                                                                                           25,277
                                                                                      -----------
            COMPUTER STORAGE & PERIPHERALS (2.5%)
   264,120  EMC Corp.*                                                                      6,450
   103,500  Fusion-io, Inc.*                                                                2,442
                                                                                      -----------
                                                                                            8,892
                                                                                      -----------
            DATA PROCESSING & OUTSOURCED SERVICES (6.9%)
    39,107  Alliance Data Systems Corp.*                                                    5,594
    75,306  Automatic Data Processing, Inc.                                                 4,352
    44,730  ExlService Holdings, Inc.*                                                      1,326
   260,430  Genpact Ltd.*                                                                   4,586
    62,415  Visa, Inc. "A"                                                                  8,661
                                                                                      -----------
                                                                                           24,519
                                                                                      -----------
            ELECTRONIC COMPONENTS (0.4%)
   382,000  Delta Electronics, Inc.(a)                                                      1,310
                                                                                      -----------

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3  | USAA Science & Technology Fund

================================================================================

<CPATION>
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
    54,000  Anritsu Corp.(a)                                                          $       678
   208,000  Hitachi Ltd.(a)                                                                 1,103
    84,100  National Instruments Corp.                                                      1,982
                                                                                      -----------
                                                                                            3,763
                                                                                      -----------
            INTERNET SOFTWARE & SERVICES (9.8%)
   177,849  Dropbox, Inc., acquired 5/01/2012; cost $1,610*(a),(b),(d)                      1,723
   162,905  eBay, Inc.*                                                                     7,867
    34,370  Equinix, Inc.*                                                                  6,201
    56,500  Facebook, Inc. "A"*                                                             1,193
    11,690  Google, Inc. "A"*                                                               7,946
   108,600  Kakaku.com, Inc.(a)                                                             3,722
    82,400  Tencent Holdings Ltd.(a)                                                        2,916
    87,850  VeriSign, Inc.*                                                                 3,257
                                                                                      -----------
                                                                                           34,825
                                                                                      -----------
            IT CONSULTING & OTHER SERVICES (6.8%)
    92,476  Accenture plc "A"                                                               6,234
    43,747  Cognizant Technology Solutions Corp. "A"*                                       2,916
   172,220  hiSoft Technology International Ltd. ADR*                                       1,789
    42,952  International Business Machines Corp.                                           8,355
   210,718  Sapient Corp.*                                                                  2,166
    39,597  Teradata Corp.*                                                                 2,705
                                                                                      -----------
                                                                                           24,165
                                                                                      -----------
            SEMICONDUCTOR EQUIPMENT (1.9%)
   203,600  ASM Pacific Technology Ltd.(a)                                                  2,268
    52,730  ASML Holding N.V.                                                               2,899
    40,760  Lam Research Corp.*                                                             1,443
                                                                                      -----------
                                                                                            6,610
                                                                                      -----------
            SEMICONDUCTORS (6.3%)
    47,690  Cavium Networks, Inc.*                                                          1,582
   115,900  Cypress Semiconductor Corp.                                                     1,149
   134,700  Fairchild Semiconductor International, Inc.*                                    1,584
    50,200  International Rectifier Corp.*                                                    778
    62,700  Linear Technology Corp.                                                         1,960
   106,940  Maxim Integrated Products, Inc.                                                 2,943
    43,400  Microchip Technology, Inc.                                                      1,361
    62,100  NXP Semiconductors N.V.*                                                        1,506
   141,900  ON Semiconductor Corp.*                                                           873
     3,706  Samsung Electronics Co. Ltd.(a)                                                 4,458
 1,415,200  Taiwan Semiconductor Manufacturing Co. Ltd.(a)                                  4,297
                                                                                      -----------
                                                                                           22,491
                                                                                      -----------
            SYSTEMS SOFTWARE (5.4%)
   112,520  Fortinet, Inc.*                                                                 2,180
    61,050  Microsoft Corp.                                                                 1,742
    49,180  NetSuite, Inc.*                                                                 3,123
   322,600  Oracle Corp.                                                                   10,017
    45,250  Red Hat, Inc.*                                                                  2,225
                                                                                      -----------
                                                                                           19,287
                                                                                      -----------
            TECHNOLOGY DISTRIBUTORS (1.1%)
    49,350  Avnet, Inc.*                                                                    1,414
 2,198,000  WPG Holdings Ltd.(a)                                                            2,650
                                                                                      -----------
                                                                                            4,064
                                                                                      -----------
            Total Information Technology                                                  229,174
                                                                                      -----------
            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    22,000  SBA Communications Corp. "A"*                                                   1,466
                                                                                      -----------

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                                                   Portfolio of Investments |  4

================================================================================

<CPATION>
                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            Total Common Stocks (cost: $295,746)                                      $   350,045
                                                                                      -----------
            MONEY MARKET INSTRUMENTS (1.4%)

            MONEY MARKET FUNDS (1.4%)
 5,091,128  State Street Institutional Liquid Reserve Fund, 0.19% (c)                       5,091
                                                                                      -----------
            Total Money Market Instruments (cost: $5,091)                                   5,091
                                                                                      -----------

            TOTAL INVESTMENTS (COST: $300,837)                                        $   355,136
                                                                                      ===========

----------------------------------------------------------------------------------------------------------
                                                                                 CONTRACT      UNREALIZED
NUMBER OF                          FORWARD CURRENCY               SETTLEMENT      VALUE       APPRECIATION
CONTRACTS     COUNTERPARTY         CONTRACTS                         DATE          (000)         (000)
----------------------------------------------------------------------------------------------------------
                                   CONTRACTS TO SELL (0.8%)

215,471,000   Deutsche Bank AG     Japanese Yen                    2/01/2013       2,702           58
                                                                                  ------------------------

                                   RECEIVABLE AMOUNT ($2,760)                     $2,702          $58
                                                                                  ========================

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5  | USAA Science & Technology Fund

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
($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                        $      306,855    $    41,467     $      1,723     $     350,045
Money Market Instruments:
  Money Market Funds                            5,091             --               --             5,091
Forward Currency Contracts to Sell*                --             58               --                58
-------------------------------------------------------------------------------------------------------
Total                                  $      311,946    $    41,525     $      1,723     $     355,194
-------------------------------------------------------------------------------------------------------

* Forward currency contracts are valued at the unrealized appreciation/(depreciation) of the contract.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                    COMMON STOCKS
-------------------------------------------------------------------------------------------------
Balance as of July 31, 2012                                                                $1,610
Purchases                                                                                       -
Sales                                                                                           -
Transfers into Level 3                                                                          -
Transfers out of Level 3                                                                        -
Net realized gain (loss)                                                                        -
Change in net unrealized appreciation/depreciation                                            113
-------------------------------------------------------------------------------------------------
Balance as of October 31, 2012                                                             $1,723
-------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through October 31, 2012, common stocks with a fair value of $33,662,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

7  | USAA Science & Technology Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets and a forward currency contract value based on methods discussed in Note E.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by recent tender offers or the offering price of the security. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of

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9  | USAA Science & Technology Fund

================================================================================

the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of October 31, 2012. However, a payable to Lehman Brothers, Inc. of $30,000 remains for unclaimed cash collateral and interest on prior lending of securities.

E. FORWARD CURRENCY CONTRACTS - The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

F. As of October 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2012, were $67,041,000 and $12,742,000, respectively, resulting in net unrealized appreciation of $54,299,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $355,336,000 at October 31, 2012, and, in total, may not equal

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                                         Notes to Portfolio of Investments |  10

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100%. A category percentage of 0.0% represents less than 0.1% of net assets.
Investments in foreign securities were 18.8% of net assets at October 31, 2012.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at October 31, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2012, was $1,723,000, which represented 0.5% of the Fund's net assets.
(c) Rate represents the money market fund annualized seven-day yield at October 31, 2012.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
*     Non-income-producing security.

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11  | USAA Science & Technology Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     12/19/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/19/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/19/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.